Accumulated Other Comprehensive Loss	3 Months Ended
Mar. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Loss

NOTE 14 — ACCUMULATED OTHER COMPREHENSIVE LOSS

The table below presents the changes in accumulated other comprehensive income (loss) by component for the following periods:

	Three Months Ended March 31,
	2014	2013
Foreign currency translation
Beginning of period	$(1.5)	$(2.8)
Net gain (loss) on foreign currency translation	5.2	(0.1)

End of period	$3.7	$(2.9)

Pension and other post-retirement benefits
Beginning of period	$(5.3)	$(40.8)
Amortization of unrecognized loss included in net loss, net of tax (a)	—	0.6

End of period	$(5.3)	$(40.2)

Total accumulated other comprehensive loss as of March 31	$(1.6)	$(43.1)

(a)	These accumulated other comprehensive income (loss) components are included in the computation of net periodic pension expense and net periodic post-retirement expense (see Note 9 for additional details).